Risk Management and Use of Derivative Financial Instruments (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Three Month Euribor [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Three Month Euribor [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2012 Three Month Euribor [Member] Interest Rate Cap [Member] USD ($)	Dec. 31, 2012 Three Month Euribor [Member] Interest Rate Cap [Member] EUR (€)	Dec. 31, 2012 Libor One Month One [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Two [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Three [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Four [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Five [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Six [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Seven [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Eight [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Nine [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Ten [Member] Interest Rate Swap [Member] USD ($)
Derivative Instrument Detail
Notional Amount		€ 15,970		€ 53,986	$ 3,648	$ 11,253	$ 5,983	$ 3,828	$ 5,734	$ 5,878	$ 8,789	$ 1,960	$ 9,875	$ 9,956
Cap Rate			3.00%	3.00%
Effective Interest Rate	0.90%	0.90%			6.70%	6.40%	5.60%	6.90%	5.40%	4.90%	5.10%	4.60%	3.30%	1.60%
Effective Date	Apr. 01, 2012	Apr. 01, 2012	Apr. 01, 2012	Apr. 01, 2012	Feb. 01, 2008	Jul. 01, 2008	Mar. 01, 2008	Mar. 01, 2011	Nov. 01, 2011	Dec. 01, 2011	Mar. 01, 2012	May 01, 2012	Jun. 01, 2012	Sep. 01, 2012
Expiration Date	Jul. 01, 2013	Jul. 01, 2013	Apr. 01, 2017	Apr. 01, 2017	Feb. 01, 2018	Jul. 01, 2018	Mar. 01, 2018	Mar. 01, 2021	Dec. 01, 2020	Dec. 01, 2021	Nov. 01, 2019	Nov. 01, 2017	Jun. 01, 2017	Oct. 01, 2020
Fair Value	$ (86)		$ 36		$ (614)	$ (1,669)	$ (1,049)	$ (600)	$ (293)	$ (304)	$ (483)	$ (52)	$ (165)	$ (182)